12. Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred expense (benefit)	$ (231,970)	$ (114,334)
Deferred Income Tax Charges [Member]
Depreciation	(37,653)	(46,560)
Mortgage servicing rights	(29,859)	7,050
Deferred compensation	(22,827)	115,239
Bad debts	(249,202)	(53,913)
Non-accrual loan interest	73,065	(19,867)
Limited partnership amortization	(340,021)	0
Investment in Partners	44,991	0
Fair value adjustment on acquired premises and equipment	153,862	0
Core deposit intangible	(115,896)	(144,869)
Loan fair value	(18,031)	(29,648)
Fannie Mae preferred stock write down	779,578	16,919
Alternative minimum tax	59,031	0
OREO write down	0	53,210
Tax credit carryovers	(604,096)	0
Other	75,088	(11,895)
Deferred expense (benefit)	$ (231,970)	$ (114,334)